SUBSEQUENT EVENTS (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
SUBSEQUENT EVENTS.
Amount Payable As Cash Dividends Inclusive Of Taxes			¥ 893.3	$ 125.9
Percentage of distributable profit recorded as deferred tax liability			15.50%
Loss amount		¥ 287.6
Compensation received	¥ 1,958.5